FORM 5500, SCHEDULE H, PART IV, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - 401(k) PROFIT SHARING PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EMPLOYER ID NO	87-0447695
PLAN NO	001
EBP, Plan Name	401(k) PROFIT SHARING PLAN
Participant Contributions Transferred Late to the Plan	$ 814,106
Contributions Corrected Outside VFCP	$ 814,106